Share capital and other equity - Ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions			5 Months Ended	8 Months Ended	12 Months Ended
	Nov. 11, 2024	May 31, 2024	Jul. 24, 2024	Mar. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 19, 2024	May 22, 2023	Apr. 25, 2023
Date of approval
Consideration for shares repurchased					£ 2,716	£ 2,416	£ 2,054
2023 Authority
Date of approval
Number of shares authorised for buyback									920	967
Consideration for shares repurchased				£ 495
Number of own shares purchased				228
Nominal value of own shares purchased				£ 245
Purchase price per share				£ 2.171788
Percentage of issued shares repurchased				2.52%
2024 Authority
Date of approval
Number of shares authorised for buyback								697
Consideration for shares repurchased			£ 300
Number of own shares purchased			104
Nominal value of own shares purchased			£ 113
Purchase price per share			£ 2.871225
Consideration paid for repurchase of own shares			£ 300
Percentage of issued shares repurchased			1.19%
Off Market Share Buyback Programmes
Date of approval
Consideration for shares repurchased	£ 1,000	£ 1,241
Number of own shares purchased	263	392
Nominal value of own shares purchased	£ 283	£ 423
Purchase price per share	£ 3.808	£ 3.162
Number of treasury stock, shares cancelled	263	222
Percentage of issued shares repurchased	3.16%	4.50%
Shares held in treasury		170
Ordinary shares
Date of approval
Authorized share capital					0
Authorized share capital granted					472
Interim dividend paid					£ 498	£ 491
Interim dividend per share					£ 0.06	£ 0.055
Final dividend recommended					£ 1,200	£ 1,000
Final dividend recommended, per share					£ 0.155	£ 0.115
Ordinary shares | Own shares held
Date of approval
Shares held in treasury					277
Maximum | 2023 Authority
Date of approval
Consideration for shares repurchased				£ 500